PHOENIX INVESTOR'S EDGE(SM)
                            PHOENIX SPECTRUM EDGE(SM)
                      THE PHOENIX EDGE(R) - VA FOR NEW YORK

              PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ISSUED BY
                         PHOENIX LIFE INSURANCE COMPANY

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2003

                            -----------------------

THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

               THE PHOENIX EDGE SERIES FUND
               ----------------------------
                 [diamond]   Phoenix-Goodwin Multi-Sector Short Term Bond Series

               THE RYDEX VARIABLE TRUST
               ------------------------
                 [diamond]   Rydex Variable Trust Juno Fund
                 [diamond]   Rydex Variable Trust Nova Fund
                 [diamond]   Rydex Variable Trust Sector Rotation Fund

THE FOLLOWING UPDATES THE "SUMMARY OF EXPENSES" SECTION OF YOUR PROSPECTUS:

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                    Investment         Rule       Other Operating       Total Annual Fund
                     Series                        Management Fee    12b-1 Fees        Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond          0.50%(8)           N/A           0.45%(2)                0.95%(7)
------------------------------------------------------------------------------------------------------------------------------

  (2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .20% of the series' average net assets.

  (7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                 Reimbursements     Net Annual
  Series                                           & Waivers      Fund Expenses
   ------                                           ---------      -------------
  Phoenix-Goodwin Multi-Sector Short Term Bond       (0.75%)           0.20%

  (8) The advisor voluntarily agrees to waive this series' investment management fee through May 31, 2004. The series' other operating expenses have been annualized based on estimated operating expenses for the current fiscal year.

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Net Annual
                                                               Rule                                              Fund Expenses
                                                             12b-1 or   Other         Total                          After
                                             Investment      Service    Operating  Annual Fund  Reimbursements  Reimbursements
                 Series                    Management Fee      Fees      Expenses    Expenses     & Waivers        & Waivers
------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                 0.90%           N/A        0.85%(10)   1.75%        (0.00%)         1.75%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                 0.75%           N/A        0.97%       1.72%        (0.00%)         1.72%
------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund      0.90%           N/A        0.79%       1.69%        (0.00%)         1.69%
------------------------------------------------------------------------------------------------------------------------------

  (10) Other operating expenses are estimated.



(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


TF820

THE FOLLOWING IS ADDED TO THE "APPENDIX A - INVESTMENT OPTIONS" SECTION OF YOUR
PROSPECTUS:

INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Investment Type
                                         -------------------------------------------------------------------------------------------
                 Series                   Bond  Domestic  Domestic  Domestic  Growth &          International   Money
                                                 Blend     Growth     Value    Income    Index      Growth      Market  Specialty
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term   |X|
Bond
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                            |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation                                                                                      |X|
Fund
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
                                         -------------------------------------------------------------------------------------------
                                                                 Duff &                                                   Fidelity
                                          Phoenix    Phoenix     Phelps                           Deutsche   Federated   Management
                                         Investment  Variable  Investment    AIM     Fred Alger    Asset     Investment     and
                                           Counsel   Advisors  Management  Advisors  Management  Management  Management   Research
                   Series                    Inc.      Inc.        Co.       Inc.       Inc.        Inc.      Company     Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term      |X|
Bond
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
Fund
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Advisors
                                         -------------------------------------------------------------------------------------------
                                                        Morgan
                                           Franklin     Stanley                Templeton     Templeton    Templeton     Wanger
                                            Mutual     Investment    Rydex      Asset         Global     Investment     Asset
                                           Advisers,   Management    Global    Management,   Advisors     Counsel,    Management
              Series                         LLC          Inc.      Advisors     Ltd.         Limited       Inc.         L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term
Bond
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                        |X|
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation                                  |X|
Fund
------------------------------------------------------------------------------------------------------------------------------------


THE FOLLOWING IS ADDED AFTER THE LAST BULLET IN THE "WITHDRAWAL" SECTION OF THE CONTRACT SUMMARY OF YOUR PROSPECTUS:

[diamond] Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

Date: June 2, 2003             Please keep this supplement for future reference.

TF820